                      SUPPLEMENT DATED APRIL 10, 2008 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities.

In accordance with the Board's decision to terminate operations, beginning on May 1, 2008, the Portfolio will no longer accept any purchase orders in anticipation of a final liquidation of the Portfolio on June 20, 2008. Assets held by the Separate Account invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders (excluding the ETF 60 Portfolio) is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19776NY SUPPD 04/10/08

Subaccounts:

                                                                                  Adviser (and Sub-Adviser(s),
                        Subaccount Investing In           Investment Objective           as applicable)
                        ---------------------------------------------------------------------------------------
AIM VARIABLE            AIM V.I. Basic Value Fund --     Seeks to provide long-  A I M Advisors, Inc.
INSURANCE FUNDS         Series II shares                 term growth of capital.
                        ---------------------------------------------------------------------------------------
                        AIM V.I. Capital Appreciation    Seeks to provide growth A I M Advisors, Inc.
                        Fund -- Series I shares          of capital.
                        ---------------------------------------------------------------------------------------
                        AIM V.I. Core Equity Fund --     Seeks to provide growth A I M Advisors, Inc.
                        Series I shares                  of capital.
                        ---------------------------------------------------------------------------------------
                        AIM V.I. International Growth    Seeks to provide long-  A I M Advisors, Inc.
                        Fund -- Series II shares         term growth of capital.
                        ---------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced       Seeks to maximize total AllianceBernstein, L.P.
VARIABLE PRODUCTS       Wealth Strategy Portfolio --     return consistent with
SERIES FUND, INC.       Class B                          the adviser's
                                                         determination of
                                                         reasonable risk
                        ---------------------------------------------------------------------------------------
                        AllianceBernstein Gobal          Long-term growth of     AllianceBernstein, L.P.
                        Technology Portfolio -- Class B  capital.
                        ---------------------------------------------------------------------------------------
                        AllianceBernstein Growth and     Long-term growth of     AllianceBernstein, L.P.
                        Income Portfolio -- Class B      capital.
                        ---------------------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of     AllianceBernstein, L.P.
                        Value Portfolio -- Class B       capital.
                        ---------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of     AllianceBernstein, L.P.
                        Growth Portfolio -- Class B      capital.
                        ---------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of     AllianceBernstein, L.P.
                        Growth Portfolio -- Class B      capital.
                        ---------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --  Pursues long-term total American Century Investment
VARIABLE PORTFOLIOS II, Class II                         return using a strategy Management, Inc.
INC.                                                     that seeks to protect
                                                         against U.S. inflation.
                        ---------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.       Seeks capital           BlackRock Advisors, LLC
SERIES FUNDS, INC.      Fund -- Class III                appreciation and,       (subadvised by BlackRock
                                                         secondarily, income.    Investment Management, LLC)
                        ---------------------------------------------------------------------------------------
                        BlackRock Global Allocation V.I. Seeks high total        BlackRock Advisors, LLC
                        Fund -- Class III                investment return.      (subadvised by BlackRock Asset
                                                                                 Management U.K. Limited and
                                                                                 BlackRock Investment
                                                                                 Management, LLC)
                        ---------------------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.  Seeks long-term capital BlackRock Advisors, LLC
                        Fund -- Class III                growth.                 (subadvised by BlackRock
                                                                                 Investment Management, LLC)
                        ---------------------------------------------------------------------------------------
                        BlackRock Value Opportunities    Seeks long-term capital BlackRock Advisors, LLC
                        V.I. Fund -- Class III           growth.                 (subadvised by BlackRock
                                                                                 Investment Management, LLC)
                        ---------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,    The fund seeks long-    Columbia Management Advisors,
VARIABLE INSURANCE      Variable Series -- Class A       term growth of capital. LLC (subadvised by Marsico
TRUST I                                                                          Capital Management, LLC)
                        ---------------------------------------------------------------------------------------
                        Columbia Marsico International   The fund seeks long-    Columbia Management Advisors,
                        Opportunities Fund, Variable     term growth of capital. LLC (subadvised by Marsico
                        Series -- Class B                                        Capital Management, LLC)
                        ---------------------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund     To provide a high level Eaton Vance Management
TRUST                                                    of current income.
                        ---------------------------------------------------------------------------------------

                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount Investing In             Investment Objective            as applicable)
                     --------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term capital  OrbiMed Advisors, LLC
                     Fund                              growth by investing in a
                                                       worldwide and
                                                       diversified portfolio of
                                                       health sciences
                                                       companies.
                     --------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long term capital  Evergreen Investment
ANNUITY TRUST        Class 2                           growth.                  Management Company, LLC
                     --------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current       Federated Investment
SERIES               Fund II -- Service Class          income by investing in   Management Company
                                                       lower-rated corporate
                                                       debt obligations,
                                                       commonly referred to
                                                       as "junk bonds."
                     --------------------------------------------------------------------------------------------
                     Federated Kaufmann                Seeks capital            Federated Equity Management
                     Fund II -- Service Shares         appreciation.            Company of Pennsylvania
                                                                                (subadvised by Federated Global
                                                                                Investment Management Corp.)
                     --------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Service Seeks income and         Fidelity Management & Research
INSURANCE PRODUCTS   Class 2                           capital growth           Company (FMR) (subadvised by
FUND                                                   consistent with          Fidelity Investments Money
                                                       reasonable risk.         Management, Inc. (FIMM), FMR
                                                                                Co., Inc. (FMRC), Fidelity
                                                                                Research & Analysis Company
                                                                                (FRAC), Fidelity Management &
                                                                                Research (U.K.) Inc. (FMR
                                                                                U.K.), Fidelity International
                                                                                Investment Advisors (FIAA),
                                                                                Fidelity International Investment
                                                                                Advisors (U.K.) Limited
                                                                                (FIAA(U.K.)L), and Fidelity
                                                                                Investments Japan Limited (FIJ))
                     --------------------------------------------------------------------------------------------
                     VIP Contrafund(R)                 Seeks long-term capital  FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2      appreciation.            FRAC, FMR U.K., FIIA,
                                                                                FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------
                     VIP Dynamic Capital               Seeks capital            FMR (subadvised by FMRC,
                     Appreciation Portfolio -- Service appreciation.            FRAC, FMR U.K., FIIA,
                     Class 2                                                    FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------
                     VIP Equity-Income                 Seeks reasonable         FMR (subadvised by FMRC,
                     Portfolio -- Service Class 2      income. The fund will    FRAC, FMR U.K., FIIA,
                                                       also consider the        FIIA(U.K.)L, and FIJ)
                                                       potential for capital
                                                       appreciation. The
                                                       fund's goal is to
                                                       achieve a yield which
                                                       exceeds the composite
                                                       yield on the securities
                                                       comprising the
                                                       Standard & Poor's
                                                       500/SM/ Index (S&P
                                                       500(R)).
                     --------------------------------------------------------------------------------------------
                     VIP Growth Portfolio -- Service   Seeks to achieve capital FMR (subadvised by FMRC,
                     Class 2                           appreciation.            FRAC, FMR U.K., FIIA,
                                                                                FIIA(U.K.)L, and FIJ)
                     --------------------------------------------------------------------------------------------

                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In            Investment Objective            as applicable)
                   -----------------------------------------------------------------------------------------
                   VIP Growth & Income              Seeks high total return   FMR (subadvised by FMRC,
                   Portfolio -- Service Class 2     through a combination     FRAC, FMR U.K., FIIA,
                                                    of current income and     FIIA(U.K.)L, and FIJ)
                                                    capital appreciation.
                   -----------------------------------------------------------------------------------------
                   VIP Investment Grade Bond        Seeks as high a level of  FMR (subadvised by FRAC, FIIA
                   Portfolio -- Service Class 2     current income as is      and FIIA(U.K.)L)
                                                    consistent with the
                                                    preservation of capital.
                   -----------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio -- Service Seeks long-term growth    FMR (subadvised by FMRC,
                   Class 2                          of capital.               FRAC, FMR U.K., FIIA,
                                                                              FIIA(U.K.)L, and FIJ)
                   -----------------------------------------------------------------------------------------
                   VIP Value Strategies             Seeks capital             FMR (subadvised by FMRC,
                   Portfolio -- Service Class 2     appreciation.             FRAC, FMR U.K., FIIA,
                                                                              FIIA(U.K.)L, and FIJ)
                   -----------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities       Seeks to maximize         Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares           income while
PRODUCTS TRUST                                      maintaining prospects
                                                    for capital appreciation.
                                                    The fund normally
                                                    invests in both equity
                                                    and debt securities. The
                                                    fund seeks income by
                                                    investing in corporate,
                                                    foreign and U.S.
                                                    Treasury bonds as well
                                                    as stocks with dividend
                                                    yields the manager
                                                    believes are attractive.
                   -----------------------------------------------------------------------------------------
                   Franklin Templeton VIP Founding  The fund's principal      Franklin Templeton Services,
                   Funds Allocation Fund -- Class 2 investment goal is        LLC (the fund's administrator)
                   Shares                           capital appreciation. Its
                                                    secondary goal is
                                                    income.
                   -----------------------------------------------------------------------------------------
                   Mutual Shares Securities         Seeks capital             Franklin Mutual Advisers, LLC
                   Fund -- Class 2 Shares           appreciation, with
                                                    income as a secondary
                                                    goal. The fund normally
                                                    invests primarily in
                                                    equity securities of
                                                    companies the manager
                                                    believes are
                                                    undervalued. The fund
                                                    also invests, to a lesser
                                                    extent in risk arbitrage
                                                    securities and distressed
                                                    companies.
                   -----------------------------------------------------------------------------------------

                                                                    Adviser (and Sub-Adviser(s),
               Subaccount Investing In       Investment Objective          as applicable)
               ----------------------------------------------------------------------------------
               Templeton Growth Securities Seeks long-term capital  Templeton Global Advisors
               Fund -- Class 2 Shares      growth. The fund         Limited
                                           normally invests
                                           primarily in equity
                                           securities of companies
                                           located anywhere in the
                                           world, including those
                                           in the U.S. and in
                                           emerging markets.
               ----------------------------------------------------------------------------------
GE INVESTMENTS Income Fund                 Seeks maximum            GE Asset Management
FUNDS, INC.                                income consistent with   Incorporated
                                           prudent investment
                                           management and the
                                           preservation of capital.
               ----------------------------------------------------------------------------------
               Mid-Cap Equity Fund         Seeks long-term growth   GE Asset Management
                                           of capital and future    Incorporated
                                           income.
               ----------------------------------------------------------------------------------
               Money Market Fund/1/        Seeks a high level of    GE Asset Management
                                           current income           Incorporated
                                           consistent with the
                                           preservation of capital
                                           and the maintenance of
                                           liquidity.
               ----------------------------------------------------------------------------------
               Premier Growth Equity Fund  Seeks long-term growth   GE Asset Management
                                           of capital and future    Incorporated
                                           income rather than
                                           current income.
               ----------------------------------------------------------------------------------
               Real Estate Securities Fund Seeks maximum total      GE Asset Management
                                           return through current   Incorporated (subadvised by
                                           income and capital       Urdang Securities Management,
                                           appreciation.            Inc.)
               ----------------------------------------------------------------------------------
               S&P 500(R) Index Fund/2/    Seeks growth of capital  GE Asset Management
                                           and accumulation of      Incorporated (subadvised by
                                           income that              SSgA Funds Management, Inc.)
                                           corresponds to the
                                           investment return of
                                           S&P's 500 Composite
                                           Stock Index.
               ----------------------------------------------------------------------------------
               Small-Cap Equity Fund       Seeks long-term growth   GE Asset Management
                                           of capital.              Incorporated (subadvised by
                                                                    Palisade Capital Management,
                                                                    L.L.C.)
               ----------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In             Investment Objective            as applicable)
                    -------------------------------------------------------------------------------------------
                    Total Return Fund/1/              Seeks the highest total  GE Asset Management
                                                      return composed of       Incorporated
                                                      current income and
                                                      capital appreciation, as
                                                      is consistent with
                                                      prudent investment risk.
                    -------------------------------------------------------------------------------------------
                    U.S. Equity Fund                  Seeks long-term growth   GE Asset Management
                                                      of capital.              Incorporated
                    -------------------------------------------------------------------------------------------
                    Value Equity Fund                 Seeks long-term growth   GE Asset Management
                                                      of capital and future    Incorporated
                                                      income.
                    -------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Balanced Portfolio -- Service     Seeks long-term capital  Janus Capital Management LLC
                    Shares                            growth, consistent with
                                                      preservation of capital
                                                      and balanced by current
                                                      income.
                    -------------------------------------------------------------------------------------------
                    Forty Portfolio -- Service Shares A non-diversified        Janus Capital Management LLC
                                                      portfolio/2/ that seeks
                                                      long-term growth of
                                                      capital.
                    -------------------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable      Seeks capital            Legg Mason Partners Fund
VARIABLE EQUITY     Aggressive Growth                 appreciation.            Advisor, LLC (subadvised by
TRUST/3/            Portfolio -- Class II                                      ClearBridge Advisors, LLC)
                    -------------------------------------------------------------------------------------------
                    Legg Mason Partners Variable      Seeks capital            Legg Mason Partners Fund
                    Fundamental Value                 appreciation through     Advisor, LLC (subadvised by
                    Portfolio -- Class I              investments.             ClearBridge Advisors, LLC)
                    -------------------------------------------------------------------------------------------
MFS(R) VARIABLE     MFS(R) Investors Growth Stock     The fund's investment    Massachusetts Financial Services
INSURANCE TRUST     Series -- Service Class Shares    objective is to seek     Company
                                                      capital appreciation.
                                                      The fund's objective
                                                      may be changed
                                                      without shareholder
                                                      approval.
                    -------------------------------------------------------------------------------------------
                    MFS(R) Investors Trust Series --  The fund's investment    Massachusetts Financial Services
                    Service Class Shares              objective is to seek     Company
                                                      capital appreciation.
                                                      The fund's objective
                                                      may be changed
                                                      without shareholder
                                                      approval.
                    -------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                    /3/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio.

                                                                                     Adviser (and Sub-Adviser(s),
                     Subaccount Investing In               Investment Objective             as applicable)
                     ----------------------------------------------------------------------------------------------
                     MFS(R) Total Return                The fund's investment      Massachusetts Financial Services
                     Series -- Service Class Shares     objective is to seek total Company
                                                        return. The fund's
                                                        objective may be
                                                        changed without
                                                        shareholder approval.
                     ----------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series -- Service The fund's investment      Massachusetts Financial Services
                     Class Shares                       objective is to seek total Company
                                                        return. The fund's
                                                        objective may be
                                                        changed without
                                                        shareholder approval.
                     ----------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/         Seeks a high total         OppenheimerFunds, Inc.
ACCOUNT FUNDS        VA -- Service Shares               investment return,
                                                        which includes current
                                                        income and capital
                                                        appreciation in the
                                                        value of its shares.
                     ----------------------------------------------------------------------------------------------
                     Oppenheimer Capital                Seeks capital              OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service    appreciation by
                     Shares                             investing in securities
                                                        of well-known
                                                        established companies.
                     ----------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities      Seeks long-term capital    OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares          appreciation by
                                                        investing a substantial
                                                        portion of its assets in
                                                        securities of foreign
                                                        issuers, "growth-type"
                                                        companies, cyclical
                                                        industries and special
                                                        situations that are
                                                        considered to have
                                                        appreciation
                                                        possibilities.
                     ----------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/      Seeks high total return    OppenheimerFunds, Inc.
                     VA -- Service Shares               (which includes growth
                                                        in the value of its shares
                                                        as well as current
                                                        income) from equity
                                                        and debt securities.
                     ----------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small      Seeks capital              OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares      appreciation.
                     ----------------------------------------------------------------------------------------------
                     Oppenheimer MidCap                 Seeks capital              OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares          appreciation by
                                                        investing in "growth
                                                        type" companies.
                     ----------------------------------------------------------------------------------------------
PIMCO VARIABLE       All Asset Portfolio -- Advisor     Seeks maximum real         Pacific Investment Management
INSURANCE TRUST      Class Shares                       return consistent with     Company LLC
                                                        preservation of real
                                                        capital and prudent
                                                        investment
                                                        management.
                     ----------------------------------------------------------------------------------------------

                                                                                   Adviser (and Sub-Adviser(s),
                      Subaccount Investing In              Investment Objective           as applicable)
                      ------------------------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total        Pacific Investment Management
                      Administrative Class Shares       return, consistent with    Company LLC
                                                        preservation of capital
                                                        and prudent investment
                                                        management. Invests at
                                                        least 80% of its assets
                                                        in a diversified portfolio
                                                        of high yield securities
                                                        ("junk bonds") rated
                                                        below investment grade
                                                        but rated at least Caa by
                                                        Moody's or CCC by
                                                        S&P, or, if unrated,
                                                        determined by PIMCO
                                                        to be of comparable
                                                        quality, subject to a
                                                        maximum of 5% of its
                                                        total assets in securities
                                                        rated Caa by Moody's
                                                        or CCC by S&P, or, if
                                                        unrated, determined by
                                                        PIMCO to be of
                                                        comparable quality.
                      ------------------------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total        Pacific Investment Management
                      Portfolio -- Administrative Class return, consistent with    Company LLC
                      Shares                            preservation of capital
                                                        and prudent investment
                                                        management.
                      ------------------------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total        Pacific Investment Management
                      Administrative Class Shares       return, consistent with    Company LLC
                                                        preservation of capital
                                                        and prudent investment
                                                        management.
                      ------------------------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total        Pacific Investment Management
                      Administrative Class Shares       return, consistent with    Company LLC
                                                        preservation of capital
                                                        and prudent investment
                                                        management.
                      ------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth     Prudential Investments LLC
FUND                                                    of capital.                (subadvised by Jennison
                                                                                   Associates LLC)
                      ------------------------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth     Prudential Investments LLC
                      Class II                          of capital.                (subadvised by Jennison
                                                                                   Associates LLC)
                      ------------------------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth     Prudential Investments LLC
                      Class II                          of capital.                (subadvised by Jennison
                                                                                   Associates LLC)
                      ------------------------------------------------------------------------------------------

                                                                             Adviser (and Sub-Adviser(s),
                     Subaccount Investing In          Investment Objective          as applicable)
                     ------------------------------------------------------------------------------------
RYDEX VARIABLE       OTC Fund/1/                    Seeks to provide         Rydex Investments
TRUST                                               investment results that
                                                    correspond to a
                                                    benchmark for over-
                                                    the-counter securities.
                                                    The fund's current
                                                    benchmark is the
                                                    NASDAQ 100 Index(TM).
                     ------------------------------------------------------------------------------------
THE UNIVERSAL        Equity and Income              Seeks both capital       Morgan Stanley Investment
INSTITUTIONAL FUNDS, Portfolio -- Class II Shares   appreciation and current Management Inc.
INC.                                                income.
                     ------------------------------------------------------------------------------------
VAN KAMPEN LIFE      Comstock Portfolio -- Class II Seeks capital growth     Van Kampen Asset Management
INVESTMENT TRUST     Shares                         and income through
                                                    investments in equity
                                                    securities, including
                                                    common stocks,
                                                    preferred stocks and
                                                    securities convertible
                                                    into common and
                                                    preferred stocks.
                     ------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                              Adviser (and Sub-Adviser(s),
                       Subaccount Investing In        Investment Objective           as applicable)
                       --------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/          Seeks to obtain high  Fidelity Management & Research
INSURANCE PRODUCTS     Portfolios --                  total return with     Company (FMR) (subadvised by
FUND                   Service Class 2                reduced risk over the Fidelity Investments Money
                                                      long term by          Management, Inc. (FIMM), FMR
                                                      allocating its assets Co., Inc. (FMRC), Fidelity
                                                      among stocks, bonds,  Research & Analysis Company
                                                      and short-term        (FRAC), Fidelity Management &
                                                      instruments.          Research (U.K.) Inc. (FMR
                                                                            U.K.), Fidelity International
                                                                            Investment Advisors (FIAA),
                                                                            Fidelity International Investment
                                                                            Advisors (U.K.) Limited
                                                                            (FIAA(U.K.)L), and Fidelity
                                                                            Investments Japan Limited (FIJ))
                       --------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value    Seeks long-term       Goldman Sachs Asset
INSURANCE TRUST        Fund                           capital appreciation. Management, L.P.
                       --------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) New Discovery           The fund's investment Massachusetts Financial Services
INSURANCE TRUST        Series -- Service Class Shares objective is to seek  Company capital appreciation.
                                                      The fund's objective
                                                      may be changed
                                                      without shareholder
                                                      approval.
                       --------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                        Adviser (and Sub-Adviser(s),
                    Subaccount Investing In       Investment Objective         as applicable)
                    ---------------------------------------------------------------------------------
LEGG MASON PARTNERS Legg Mason Partners Variable Seeks total return and Legg Mason Partners Fund
VARIABLE EQUITY     Capital and Income           a combination of       Advisor, LLC (subadvised by
TRUST/1/            Portfolio -- Class II        income and long-term   ClearBridge Advisors, LLC and
                                                 capital appreciation.  Western Asset Management
                                                                        Company)
                    ---------------------------------------------------------------------------------
VAN KAMPEN LIFE     Strategic Growth             Seeks capital          Van Kampen Asset Management
INVESTMENT TRUST    Portfolio -- Class II Shares appreciation.
                    ---------------------------------------------------------------------------------

                    /1/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio.

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800 313.5282

                                or by writing:

                    Genworth Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.


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